Note 6 - Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Property, plant and equipment, gross	$ 231,643,000	$ 265,030,040	$ 225,930,865
Less accumulated depreciation	(3,503,000)	(63,114,600)	(50,388,730)
Property, plant and equipment, net	228,140,000	201,915,440	175,542,135
Land, Buildings and Improvements [Member]
Property, plant and equipment, gross	23,285,000	22,244,120	21,986,324
Assets Held under Capital Leases [Member]
Property, plant and equipment, gross	827,000	909,250	909,250
Machinery and Equipment [Member]
Property, plant and equipment, gross	205,797,000	237,093,975	199,185,640
Transportation Equipment [Member]
Property, plant and equipment, gross	1,080,000	3,297,160	2,961,147
Furniture and Fixtures [Member]
Property, plant and equipment, gross	$ 654,000	$ 1,485,535	$ 888,504